INCOME TAX	12 Months Ended
Nov. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 9 – INCOME TAX

For the years ended November 30, 2022 and 2021, the Company had $100 and $1,254, respectively, of current income tax provision and no deferred income tax provision.

The tax effect of temporary differences that give rise to deferred tax assets and deferred tax liabilities are as follows as of November 30,

Deferred Tax Assets	2022	2021
Net operating losses	$937,882	$396,201
Right of use asset/liability	27,728	18,114
Allowance and reserves	1,862	-
Total gross deferred tax assets	967,472	414,316
Less: valuation allowance	(525,388)	(292,160)
Total deferred tax assets	442,084	122,156

Deferred tax liabilities
Depreciation of fixed assets	(442,084)	(122,156)
Total deferred tax liabilities	(442,084)	(122,156)

Net deferred tax assets	$-	$-

Components of net deferred tax assets, including a valuation allowance, are as follows as of November 30:

	2022	2021
Deferred tax assets	$967,472	$414,316
Valuation allowance	(525,388)	(292,160)
Total deferred tax assets	442,084	$122,156
Deferred tax liabilities	(442,084)	(122,156)
Total net deferred assets/liabilities	$-	$-

The valuation allowance for deferred tax assets as of November 30, 2022 and 2021 was $525,388 and $292,160, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Management has recorded a 100% valuation allowance, against its net deferred tax assets, since management believes it is more likely than not that it will not be realized at the date of this statement. The Company will continue to monitor the potential utilization of this asset. Should factors and evidence change to aid in this assessment, a potential adjustment to the valuation allowance in future periods may occur. The Company records any penalties and interest as a component of operating expenses.

The reconciliation between statutory rate and effective rate is as follows as of November 30,

	2022	2021
Federal statutory tax rate	21%	21%
State taxes	0%	0%
Nondeductible items	0%	0%
Change in valuation allowance	(21)%	(21)%
Return to provision adjustments	0%	0%

Effective tax rate	0%	0%

The Company reported no uncertain tax liability as of November 30, 2022 and expects no significant change to the uncertain tax liability over the next twelve months. The Company’s 2019, 2020, and 2021 federal and state income tax returns are open for examination by the applicable governmental authorities.

As of November 30, 2022, the Company has a net operating loss (NOL) carryforward of approximately $1,334,083. The NOL carryforward does not have an expiration. Under Section 382 of the Internal Revenue Code of 1986, as amended (“IRC Section 382”), a corporation that undergoes an “ownership change” is subject to limitations on its use of pre-change NOL carryforwards to offset future taxable income. Within the meaning of IRC Section 382, an “ownership change” occurs when the aggregate stock ownership of certain stockholders (generally 5% shareholders, applying certain look-through rules and aggregation rules which combine unrelated shareholders that do not individually own 5% or more of the corporation’s stock into one or more “public groups” that may be treated as 5-percent shareholder) increases by more than 50 percentage points over such stockholders’ lowest percentage ownership during the testing period (generally three years). In general, the annual use limitation equals the aggregate value of common stock at the time of the ownership change multiplied by a specified tax-exempt interest rate. The Company has not completed a study as to whether there is a 382 limitation on its NOLs that will limit or possibly eliminate the use of its NOLs in the future. Company’s Management has recorded a 100% valuation allowance on the entire NOL as it believes that it is more likely than not that the deferred tax asset associated with the NOLs will not be realized regardless of whether or not an “ownership change” has occurred.